Real Estate Owned (Tables)	12 Months Ended
Jun. 30, 2018
Real Estate Owned [Abstract]
Schedule of activity in real estate owned

(in thousands)	2018	2017

Balance at beginning of year	$358	$527
Loans transferred to real estate owned	910	745
Capitalized expenditures	5	37
Valuation adjustments	(37)	(171)
Disposals	(526)	(780)
Balance at end of year	$710	$358